Unaudited condensed consolidated statements of profit or loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Unaudited condensed consolidated statements of profit or loss
Revenues	$ 173,010	$ 158,861	$ 378,337	$ 324,758
Voyage expenses and commissions	(5,681)	(5,442)	(9,593)	(12,915)
Vessel operating and supervision costs	(40,688)	(32,605)	(79,941)	(67,657)
Depreciation	(48,493)	(43,647)	(96,183)	(85,144)
General and administrative expenses	(13,498)	(11,154)	(25,240)	(20,775)
Loss on disposal of non-current assets		(572)		(572)
Impairment loss on vessels		(22,454)		(22,454)
Profit from operations	64,650	42,987	167,380	115,241
Financial costs	(51,216)	(43,557)	(90,604)	(84,998)
Financial income	34	177	86	645
(Loss)/gain on derivatives	(6,310)	(13,467)	13,973	(84,591)
Share of profit of associates	553	522	1,120	928
Total other expenses, net	(56,939)	(56,325)	(75,425)	(168,016)
(Loss)/profit for the period	7,711	(13,338)	91,955	(52,775)
Attributable to:
Owners of the Group	(4,784)	(21,348)	53,150	(72,827)
Non-controlling interests	$ 12,495	$ 8,010	$ 38,805	$ 20,052